Unaudited Condensed Consolidated Statements of Shareholders’ Equity/(Deficit) ¥ in Thousands, $ in Thousands	Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares USD ($) shares	Class A shares	Class B Ordinary Shares CNY (¥) shares	Class B Ordinary Shares USD ($) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other (Loss) Income CNY (¥)	Accumulated Other (Loss) Income USD ($)	Total Fresh2 Group Limited Shareholders’ Equity (Deficit) CNY (¥)	Total Fresh2 Group Limited Shareholders’ Equity (Deficit) USD ($)	Non-controlling interest CNY (¥)	Non-controlling interest USD ($)	CNY (¥)	USD ($)
Balance at June 30, 2023 (US$) (in Dollars)	¥ 1,096			¥ 185				¥ 465,334		¥ (475,646)		¥ 4,532		¥ (4,499)		¥ 5,817		¥ 1,318
Balance at June 30, 2023 (US$) (in Shares) | shares	16,604,402	16,604,402		2,773,100	2,773,100
Balance at Dec. 31, 2021	¥ 1,096			¥ 185				465,334		(475,646)		4,532		(4,499)		5,817		1,318
Balance (in Shares) at Dec. 31, 2021 | shares	16,604,402	16,604,402		2,773,100	2,773,100
Net loss										(48,075)				(48,075)		(740)		(48,815)
Issuance of shares in private placements, net of offering costs	¥ 961							30,028						30,989				30,989
Issuance of shares in private placements, net of offering costs (in Shares) | shares	14,382,693	14,382,693
Issuance shares for exercise of share option	¥ 27							(27)
Issuance shares for exercise of share option (in Shares) | shares	417,702	417,702
Issuance shares reserved for convertible loan	¥ 381							(381)
Issuance shares reserved for convertible loan (in Shares) | shares	6,000,000	6,000,000
Issuance shares for service	¥ 13							(13)
Issuance shares for service (in Shares) | shares	187,094	187,094
Conversion of convertible loans								27,739						27,739				27,739
Share based compensation								4,528						4,528				4,528
Foreign currency translation differences												(162)		(162)				(162)
Balance at Jun. 30, 2022	¥ 2,478			¥ 185				527,208		(523,721)		4,370		10,520		5,077		15,597
Balance (in Shares) at Jun. 30, 2022 | shares	37,591,891	37,591,891		2,773,100	2,773,100
Balance at June 30, 2023 (US$) (in Dollars)	¥ 2,478			¥ 185				527,208		(523,721)		4,370		10,520		5,077		15,597
Balance at June 30, 2023 (US$) (in Shares) | shares	37,591,891	37,591,891		2,773,100	2,773,100
Balance at June 30, 2023 (US$) (in Dollars)	¥ 5,494			¥ 240		¥ (11,003)		564,869		(577,539)		4,263		(13,676)		4,272		(9,404)
Balance at June 30, 2023 (US$) (in Shares) | shares	79,536,589	79,536,589		3,573,100	3,573,100	(12,492,283)	(12,492,283)
Balance at Dec. 31, 2022	¥ 5,494			¥ 240		¥ (11,003)		564,869		(577,539)		4,263		(13,676)		4,272		(9,404)
Balance (in Shares) at Dec. 31, 2022 | shares	79,536,589	79,536,589		3,573,100	3,573,100	(12,492,283)	(12,492,283)
Net loss										(70,764)				(70,764)		(641)		(71,405)	$ (9,847)
Issuance of shares in private placements, net of offering costs	¥ 4,355							77,541						81,896				81,896
Issuance of shares in private placements, net of offering costs (in Shares) | shares	62,885,707	62,885,707
Issuance shares for exercise of share option	¥ 46							182						228				228
Issuance shares for exercise of share option (in Shares) | shares	663,900	663,900
Issuance shares for exercise of warrants	¥ 528							6,383						6,911				6,911
Issuance shares for exercise of warrants (in Shares) | shares	7,584,900	7,584,900
Issuance shares for acquisition	¥ 2,174							66,788						68,962				68,962
Issuance shares for acquisition (in Shares) | shares	31,891,652	31,891,652
Issuance shares for service	¥ 243							6,142						6,385				6,385
Issuance shares for service (in Shares) | shares	3,500,000	3,500,000	3,822,853
Shares issued in private placement, cancelled subsequently	¥ 178							(178)
Shares issued in private placement, cancelled subsequently (in Shares) | shares	2,500,000	2,500,000
Canceled treasure shares	¥ (837)					¥ 11,003		(10,166)
Canceled treasure shares (in Shares) | shares	(12,492,283)	(12,492,283)				12,492,283	12,492,283
Share based compensation								3,766						3,766				3,766
Disposition of Changwei																15,909		15,909
Foreign currency translation differences												8,816		8,816				8,816
Balance at Jun. 30, 2023	¥ 12,181	$ 1,680		¥ 240	$ 33			715,327	$ 98,648	(648,303)	$ (89,405)	13,079	$ 1,804	92,524	$ 12,760	19,540	$ 2,695	112,064	15,455
Balance (in Shares) at Jun. 30, 2023 | shares	176,070,465	176,070,465		3,573,100	3,573,100
Balance at June 30, 2023 (US$) (in Dollars)	¥ 12,181	$ 1,680		¥ 240	$ 33			¥ 715,327	$ 98,648	¥ (648,303)	$ (89,405)	¥ 13,079	$ 1,804	¥ 92,524	$ 12,760	¥ 19,540	$ 2,695	¥ 112,064	$ 15,455
Balance at June 30, 2023 (US$) (in Shares) | shares	176,070,465	176,070,465		3,573,100	3,573,100